Taxation (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of the tax incentive and holidays
Effect of tax incentive and holiday	114,169,921	84,647,199	105,263,201
Basic net earnings per ordinary share effect (in chinese yuan per share)	0.46	0.35	0.44